Details of Significant Accounts - Amortisation on intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Amortisation on intangible assets	$ 37	$ 31
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortisation on intangible assets	$ 37	$ 31